Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,016,472)	$ (4,352,026)	$ (7,791,584)	$ (6,254,685)
Depreciation expense	1,390	905	4,220	805
Amortization of Debt Discounts Issuance and Warrants	1,087,390	1,452,081	2,646,459	1,151,474
Make-whole expense		116,688	116,688	362,496
Adjustments to reconcile net loss to net cash used in operating activities:
Employee Advances	(62,127)
Accounts Payable	(45,905)	1,257,654	1,347,602	216,426
Accrued Expenses	25,000	(15,000)	147,500	15,000
Accrued Interest on Convertible Notes	519,050	336,539	802,479	656,913
Accrued Payroll and payroll taxes	(31,246)	(56,079)	(280,331)	58,991
Net cash used in operating activities	(1,522,920)	(1,259,238)	(3,006,967)	(3,792,580)
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed Asset Addition		(19)
Employee Advances				956
Increase in Shareholder Loan				(49,075)
Shareholder Loan Repayment		1,145	1,145	279,000
Net cash provided by investing activities		1,126	1,145	230,881
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred Offering Costs	(172,137)	(126,646)	(284,176)	(172,021)
Short-Term Loan	250,000
Net Proceeds from Convertible Debt A, B, C, D, E & F	1,501,000	1,262,500	3,157,500	3,824,412
Net cash provided by financing activities	1,578,863	1,135,854	2,873,324	3,652,391
Net change in cash	55,943	(122,258)	(132,498)	90,692
Cash – beginning of period	38,982	171,480	171,480	80,788
Cash – end of period	94,925	49,222	38,982	171,480
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Discount on Notes Payable – redemption premium	750,500	900,000	1,541,250	1,427,000
Dividends Payable	31,250	62,500	125,000	125,000
Discount on Notes Payable – placement agent warrants				273,670
Deferred offering costs recorded as accounts payable	255,322	186,440	142,664	152,189
Make-whole Stock Liability			700,000
Unwind of Make-whole Stock Liability			$ 757,597
Conversion of preferred stock to common stock	5,991
Conversion of Make-Whole Liability to Common Stock & APIC		$ 700,000